Capital and Financial Risk Management - Schedule of Credit Quality Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades (Details) - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Credit Quality Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades [Line Items]
Trade receivables	Lifetime ECL	Lifetime ECL
Trade receivables	$ 7,550	$ 6,593
Other receivables	12-month ECL	12-month ECL
Other receivables	$ 26	$ 31
Amounts due from related parties	12-month ECL	12-month ECL
Amounts due from related parties	$ 857	$ 459
Financial assets at amortized cost	8,433	7,083
Loss Allowance [Member]
Schedule of Credit Quality Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades [Line Items]
Trade receivables	(283)	(279)
Other receivables
Amounts due from related parties
Financial assets at amortized cost	(283)	(279)
Gross carrying amount [member]
Schedule of Credit Quality Financial Assets as well as Maximum Exposure to Credit Risk by credit Risk Rating Grades [Line Items]
Trade receivables	7,833	6,872
Other receivables	26	31
Amounts due from related parties	857	459
Financial assets at amortized cost	$ 8,716	$ 7,362